Exceptional items and remeasurements (Tables)	6 Months Ended
Sep. 30, 2018
Exceptional Items And Remeasurements [Abstract]
Schedule of exceptional items and remeasurements from continuing operations

Six months ended 30 September 2018	Exceptional items	Remeasurements	Total
	£m	£m	£m

Included within operating profit from continuing operations
UK cost efficiency and restructuring programme[1]	(127)	—	(127)
Massachusetts Gas work continuation[2]	(97)		(97)
Net gains on commodity contract derivatives3(i)	—	39	39
	(224)	39	(185)
Included within net finance costs (note 5)
Net losses on derivative financial instruments3(ii)	—	(26)	(26)
Net gains on FVTPL financial assets3(iii)	—	8	8
Net losses on FVTPL financial liabilities3(iv)	—	(8)	(8)
	—	(26)	(26)

Total included within profit before tax from continuing operations	(224)	13	(211)
Tax	48	(7)	41

Total exceptional items and remeasurements after tax from continuing operations	(176)	6	(170)

Six months ended 30 September 2017	Exceptional items[4]	Remeasurements[4]	Total[4]
	£m	£m	£m

Included within operating profit from continuing operations
Net gains on commodity contract derivatives3(i)	—	15	15
	—	15	15
Included within net finance costs (note 5)
Net gains on derivative financial instruments3(ii)	—	28	28
		28	28

Total included within profit before tax from continuing operations	—	43	43
Tax	—	(4)	(4)

Total exceptional items and remeasurements after tax from continuing operations	—	39	39

1.
UK cost efficiency and restructuring programme: In July 2018, our UK business consulted on a series of significant restructuring activities relating to our core UK regulated activities in anticipation of the upcoming RIIO-T2 price control. During the period we completed a comprehensive review of the organisational structure, certain operational activities, and relevant roles and responsibilities across Electricity Transmission and Gas Transmission, with changes communicated ahead of 30 September. By 30 September 2018 we had provided over £100m associated with severance costs, with the remainder of the £127m exceptional charge relating to associated support and planning costs. We expect some further costs will be incurred during the second half of the year as we complete our transition. On the basis that this item is material for the half year results and the full year financial statements, we have treated the costs as exceptional. The cash outflow for the period was £18m.

4. Exceptional items and remeasurements (continued)

2.
Massachusetts Gas work continuation: On 25 June 2018, National Grid implemented a workforce contingency plan across its Massachusetts Gas business following the expiration of contracts for the existing workforce. Since then we have employed experienced contractors alongside supervisors and workers from other areas of our business to ensure work continues safely. In view of the significance of this item to the half year results and on the basis that it will be material to the full year financial statements, we have treated the incremental direct and associated incidental costs as exceptional. As at 30 September 2018, the incremental costs totalled $127m (£97m). The total cash outflow related to the work continuation for the period was $134m (£102m).

3.	Remeasurements on derivative financial instruments:

i.
Net gains/(losses) on commodity contract derivatives represent mark-to-market movements on certain physical and financial commodity contract obligations in the US. These contracts primarily relate to the forward purchase of energy for supply to customers, or to the economic hedging thereof, that are required to be measured at fair value and do not qualify for hedge accounting. Under the existing rate plans in the US, commodity costs are recoverable from customers although the timing of recovery may differ from the pattern of costs incurred.

ii.
Net gains/(losses) on derivative financial instruments comprise gains/(losses) arising on derivative financial instruments reported in the consolidated income statement in relation to our debt financing and foreign exchange hedging of the investment funds held by our insurance captives. These exclude gains and losses for which hedge accounting has been effective, and have been recognised directly in other comprehensive income or are offset by adjustments to the carrying value of debt.

iii.
Net gains/(losses) on fair value through profit and loss (FVTPL) financial assets comprise gains/(losses) on the investment funds held by our insurance captives and Group money market fund investments which are categorised as fair value through profit and loss (see note 17).

iv.
Net gains/(losses) on FVTPL financial liabilities comprises the change in the fair value (excluding changes due to own credit risk) of a financial liability that has been designated at fair value through profit and loss on transition to IFRS 9 to reduce a measurement mismatch (see note 17).

4.	Comparatives have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 6).